American Beacon Small Cap Value II Fund

Supplement dated November 14, 2013 to the
Statement of Additional Information dated February 28, 2013

The information below supplements the Statement of Additional Information dated February 28, 2013 and is in addition to any other supplement(s):

For the American Beacon Small Cap Value II Fund, under Fox Asset Management LLC replace all references to Robert J. Milmore with Patrick O’Brien.

In the “Portfolio Managers” section under Fox Asset Management LLC, “Accounts and Assets Managed” and “Ownership of Funds” for Patrick O’Brien’s are None.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE